Revenue from Service Contracts (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Revenue from Service Contracts by Service Lines and Reporting Segments
The following tables present revenue from service contracts by service lines and reporting segments as disclosed in note 20.

For the year ended December 31, 2022	Asia	Canada	U.S.	Global WAM	Corporate and Other	Total
Investment management and other related fees	$234	$242	$445	$3,079	$(250)	$3,750
Transaction processing, administration, and service fees	292	866	13	2,416	(8)	3,579
Distribution fees and other	143	43	76	868	(44)	1,086
Total included in other revenue	669	1,151	534	6,363	(302)	8,415
Revenue from non-service lines	789	275	(76)	(13)	(226)	749
Total other revenue	$1,458	$1,426	$458	$6,350	$(528)	$9,164
Real estate management services included in net investment income	$35	$136	$126	$–	$8	$305

For the year ended December 31, 2021	Asia	Canada	U.S.	Global WAM	Corporate and Other	Total
Investment management and other related fees	$217	$230	$499	$3,198	$(247)	$3,897
Transaction processing, administration, and service fees	287	918	12	2,517	(11)	3,723
Distribution fees and other	251	20	65	799	(54)	1,081
Total included in other revenue	755	1,168	576	6,514	(312)	8,701
Revenue from non-service lines	941	168	1,248	(1)	75	2,431
Total other revenue	$1,696	$1,336	$1,824	$6,513	$(237)	$11,132
Real estate management services included in net investment income	$37	$126	$128	$–	$7	$298